Supplement to the
Fidelity® Stock Selector All Cap Fund
November 29, 2012
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 5.

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Gordon Scott (co-manager) has managed the fund since May 2012.

Matthew Drukker (co-manager) has managed the fund since January 2013.

Christopher Lee (co-manager) has managed the fund since May 2013.

The following information replaces the biographical information for Kristina Salen found in the "Fund Management" section on page 23.

Matthew Drukker is co-manager of the fund, which he has managed since January 2013. He also manages other funds. Prior to joining Fidelity Investments in August 2008 as a research analyst, Mr. Drukker was an investment banker at Sander O'Neill in New York from 1999 to 2006.

The following information replaces the biographical information for Benjamin Hesse found in the "Fund Management" section on page 23.

Christopher Lee is co-manager of the fund, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

FSS-13-02  June 7, 2013
1.776228.116

Supplement to the
Fidelity Advisor® Stock Selector All Cap Fund
Class A, Class T, Class B, and Class C
August 1, 2012
As Revised October 22, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Gordon Scott (co-manager) has managed the fund since May 2012.

Matthew Drukker (co-manager) has managed the fund since January 2013.

Christopher Lee (co-manager) has managed the fund since May 2013.

The following information replaces the biographical information for Kristina Salen found in the "Fund Management" section on page 24.

Matthew Drukker is co-manager of the fund, which he has managed since January 2013. He also manages other funds. Prior to joining Fidelity Investments in August 2008 as a research analyst, Mr. Drukker was an investment banker at Sander O'Neill in New York from 1999 to 2006.

The following information replaces the biographical information for Benjamin Hesse found in the "Fund Management" section on page 24.

Christopher Lee is co-manager of the fund, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

AFSS-13-02  June 7, 2013
1.957632.101

Supplement to the
Fidelity Advisor® Stock Selector All Cap Fund
Institutional Class
August 1, 2012
As Revised October 22, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Gordon Scott (co-manager) has managed the fund since May 2012.

Matthew Drukker (co-manager) has managed the fund since January 2013.

Christopher Lee (co-manager) has managed the fund since May 2013.

The following information replaces the biographical information for Kristina Salen found in the "Fund Management" section on page 23.

Matthew Drukker is co-manager of the fund, which he has managed since January 2013. He also manages other funds. Prior to joining Fidelity Investments in August 2008 as a research analyst, Mr. Drukker was an investment banker at Sander O'Neill in New York from 1999 to 2006.

The following information replaces the biographical information for Benjamin Hesse found in the "Fund Management" section on page 23.

Christopher Lee is co-manager of the fund, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

AFSSI-13-02  June 7, 2013
1.957631.101

Supplement to the
Fidelity® Stock Selector All Cap Fund
Class K
November 29, 2012
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Gordon Scott (co-manager) has managed the fund since May 2012.

Matthew Drukker (co-manager) has managed the fund since January 2013.

Christopher Lee (co-manager) has managed the fund since May 2013.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Class K shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Class K shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which an affiliate of FMR provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

The following information replaces the biographical information for Kristina Salen found in the "Fund Management" section on page 19.

Matthew Drukker is co-manager of the fund, which he has managed since January 2013. He also manages other funds. Prior to joining Fidelity Investments in August 2008 as a research analyst, Mr. Drukker was an investment banker at Sander O'Neill in New York from 1999 to 2006.

The following information replaces the biographical information for Benjamin Hesse found in the "Fund Management" section on page 19.

Christopher Lee is co-manager of the fund, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

FSS-K-13-03  June 7, 2013
1.900390.108